NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Small Company Fund

Supplement dated December 12, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective November 17, 2008, the paragraph under the section entitled “Portfolio Management-Putnam” on page 8 has been restated in its entirety as follows:

Edward T. Shadek, Jr. and Eric N. Harthun are responsible for the day-to-day management of the portion of the Fund managed by Putnam. Mr. Shadek is Managing Director, Deputy Head of Investments and Chief Investment Officer of the Small Cap Equities and Small and Mid Cap Value teams, and joined Putnam in 1997. Mr. Shadek is a Certified Public Accountant. Mr. Harthun is a Managing Director and a Portfolio Manager of the Small Cap Value team, and joined Putnam in 2000. Mr. Harthun is a CFA charterholder and Certified Public Accountant.

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NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Growth Fund

     Supplement dated December 12, 2008 to the
Prospectus dated March 24, 2008 (as revised May 1, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective December 31, 2008, the paragraphs under the section entitled “Portfolio Management” on page 5 have been restated in their entirety as follows:

The GSAM portion of the Fund is managed by Robert C. Jones, Mark Carhart and Andrew Alford. Mr. Alford is responsible for the day-to-day portfolio management of the Fund.

Andrew Alford, PhD, Managing Director, joined the Quantitative Investment Strategies group as a researcher in 1998 and has since assumed portfolio management responsibilities for the group’s long-only and long/short products.

Robert C. Jones, CFA, Managing Director and Co-Chief Investment Officer, has been overseeing the quantitatively-driven equity investment process since 1989.

Mark Carhart, PhD, CFA, Managing Director and Co-Chief Investment Officer, joined the Quantitative Investment Strategies group in 1997 and has since assumed portfolio management responsibilities for the quantitatively-driven equity investment process since 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.